Subsidiaries	12 Months Ended
Dec. 31, 2024
Subsidiaries [Abstract]
SUBSIDIARIES
NOTE 26:	SUBSIDIARIES

In 2024, Backbone Mining established Backbone Sharon LLC (“Backbone Sharon”) which is incorporated in the State of Delaware, United States, and is a wholly owned and controlled by Backbone Mining.

In 2023, the Company acquired Orion and two corporations in Paraguay: Backbone Paso Pe and Backbone Yguazu. Refer to note 5 for more details.

The Company’s significant subsidiaries as of December 31, 2024 are as follows:

Company name	Security type	Main place of business	Securities	Equity	Voting
Backbone	Common shares	CAN	100%	100%	100%
Backbone Argentina	Ordinary shares	ARG	100%	100%	100%
Backbone Paraguay	Ordinary shares	PAR	100%	100%	100%
Backbone Mining	Common shares	USA	100%	100%	100%
Backbone Sharon	Common shares	USA	100%	100%	100%
Backbone Paso Pe	Ordinary shares	PAR	100%	100%	100%
Backbone Yguazu	Ordinary shares	PAR	100%	100%	100%
Backbone Paraguay LP	Common shares	PAR	100%	100%	100%
Orion	Common shares	CAN	100%	100%	100%
Volta	Common shares	CAN	100%	100%	100%

Substantially all of the assets, liabilities, revenues, expenses and cash flows in the consolidated financial statements are those of the entities listed in the table above. Refer to Note 30 for geographic information of revenues and property, plant and equipment.